advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
advance billings and customer deposits
Contract liabilities at beginning of period	$ 821	$ 824	$ 806	$ 801
Revenue deferred in previous period and recognized in current period	(618)	(593)	(593)	(577)
Net additions arising from operations	598	571	588	573
Additions arising from business acquisitions	1		1	5
Contract liabilities at end of period	802	802	802	802
Current	727	721	727	721
Non-current
Deferred revenues	66	70	66	70
Deferred customer activation and connection fees	$ 9	$ 11	$ 9	$ 11